Quarterly financial data (unaudited):	12 Months Ended
Dec. 31, 2018
Quarterly financial data (unaudited):
Quarterly financial data (unaudited):

13. Quarterly financial data (unaudited):

Summarized quarterly financial information for 2018 and 2017 is as follows:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(dollars in thousands)
2018
Operating revenues	$373,646	$365,921	$384,644	$355,902
Operating margin	69,931	60,849	54,845	39,351
Net margin	27,400	17,285	11,334	(4,820)

2017
Operating revenues	$354,170	$361,369	$376,656	$342,001
Operating margin	69,330	63,472	59,520	46,548
Net margin	21,454	15,676	11,555	2,592

The negative net margins in the fourth quarter of 2018 were due to reductions to revenue requirements in order to achieve, but not exceed, the targeted margins for interest ratio of 1.14.